INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries
Non-current assets	$ 96,569	$ 102,942
Non-current liabilities	46,352	48,208
Equity attributable to Non-controlling interests	35,497	29,111
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	23,223	3,936
Non-current assets	91,764	97,368
Current liabilities	27,606	15,241
Non-current liabilities	53,446	43,782
Equity attributable to Non-controlling interests	17,542	11,662
Equity attributable to owners of entity	16,393	30,619
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	7,168	1,886
Non-current assets	40,341	43,269
Current liabilities	9,664	6,877
Non-current liabilities	16,648	17,248
Equity attributable to Non-controlling interests	5,232	4,929
Equity attributable to owners of entity	15,965	16,101
Subsidiaries with material non-controlling interests | BPY Subsidiary Holding Entities
Disclosure of subsidiaries
Current assets	3,991
Non-current assets	3,120
Current liabilities	6,242
Non-current liabilities	13,647
Equity attributable to Non-controlling interests	4,249
Equity attributable to owners of entity	(17,027)
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Current assets	1,051	1,044
Non-current assets	29,534	30,424
Current liabilities	3,023	4,738
Non-current liabilities	11,333	12,752
Equity attributable to Non-controlling interests	1,274	1,537
Equity attributable to owners of entity	14,955	12,441
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Current assets	86	60
Non-current assets	3,843	3,001
Current liabilities	11	1,326
Non-current liabilities	2,688	446
Equity attributable to Non-controlling interests	932	961
Equity attributable to owners of entity	298	328
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	62	216
Non-current assets	3,562	2,331
Current liabilities	1,378	684
Non-current liabilities	651	1,011
Equity attributable to Non-controlling interests	1,190	423
Equity attributable to owners of entity	405	429
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Current assets	38	245
Non-current assets	1,482	3,774
Current liabilities	52	454
Non-current liabilities	1,072	2,363
Equity attributable to Non-controlling interests	280	889
Equity attributable to owners of entity	116	313
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Current assets	3,857	100
Non-current assets	0	3,518
Current liabilities	3,064	56
Non-current liabilities	0	2,755
Equity attributable to Non-controlling interests	588	627
Equity attributable to owners of entity	205	180
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Current assets	1,458	72
Non-current assets	0	2,797
Current liabilities	746	50
Non-current liabilities	0	1,502
Equity attributable to Non-controlling interests	544	998
Equity attributable to owners of entity	168	319
Subsidiaries with material non-controlling interests | BSREP II WS Hotel Holding LLC
Disclosure of subsidiaries
Current assets	3,972
Non-current assets	0
Current liabilities	83
Non-current liabilities	2,683
Equity attributable to Non-controlling interests	936
Equity attributable to owners of entity	270
Subsidiaries with material non-controlling interests | Brookfield Fairfield Multifamily Value Add Fund II
Disclosure of subsidiaries
Current assets	338
Non-current assets	4,701
Current liabilities	350
Non-current liabilities	3,586
Equity attributable to Non-controlling interests	799
Equity attributable to owners of entity	304
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Current assets	229	162
Non-current assets	662	1,397
Current liabilities	459	405
Non-current liabilities	0	585
Equity attributable to Non-controlling interests	376	425
Equity attributable to owners of entity	56	144
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Current assets	430	123
Non-current assets	1,004	4,577
Current liabilities	649	450
Non-current liabilities	240	3,493
Equity attributable to Non-controlling interests	383	550
Equity attributable to owners of entity	162	207
Subsidiaries with material non-controlling interests | Hospitality Investors Trust
Disclosure of subsidiaries
Current assets	149
Non-current assets	1,698
Current liabilities	1,333
Non-current liabilities	11
Equity attributable to Non-controlling interests	376
Equity attributable to owners of entity	127
Subsidiaries with material non-controlling interests | Brookfield India Real Estate Trust
Disclosure of subsidiaries
Current assets	394
Non-current assets	1,817
Current liabilities	552
Non-current liabilities	887
Equity attributable to Non-controlling interests	383
Equity attributable to owners of entity	$ 389
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets		28
Non-current assets		2,280
Current liabilities		201
Non-current liabilities		1,627
Equity attributable to Non-controlling interests		323
Equity attributable to owners of entity		$ 157